SHARE-BASED COMPENSATION - Granted options to employees (Details) - Option plan	12 Months Ended
	Dec. 31, 2021 shares shares € / shares	Dec. 31, 2020 shares shares € / shares	Dec. 31, 2019 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted under the plan (in shares) | shares	12,081,000	15,536,750	18,485,000
Weighted average exercise price (in euro per share)	€ 0.931	€ 1.196	€ 0.842
Employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted under the plan (in shares) | shares	12,081,000	15,536,750
Weighted average exercise price (in euro per share)	€ 0.931	€ 0.974
Bottom of range | Employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair values for options (in euro per share)	0.891	0.247
Top of range | Employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair values for options (in euro per share)	€ 1.292	€ 0.752